RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2012 item	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Receivables
Gross receivables	$ 12,763,381	$ 10,854,596				$ 9,521,410
Less: allowance for credit losses	(109,252)	(122,320)	(109,419)	(98,351)	(89,086)	(106,673)	(118,730)	(132,271)
Total receivables, net	12,654,129	10,732,276				9,386,549
Restricted Receivables	11,077,753	9,573,535				8,566,514
Off-Book Receivables	18,474	47,367				108,476
Retained Interests	2,769	9,271				17,289
Receivables directly or indirectly sold or transferred and available to pay the entity's creditors prior to all obligations of the SPE having been fulfilled	0
Number of private retail transactions not included in the consolidated balance sheets	3	3
Number of components of allowance for credit losses	2	2
Number of portfolio segments in which allowance for credit losses is segregated	3	3
Retail note receivables
Receivables
Gross receivables	829,816	903,644				731,807
Restricted Receivables	7,259,999	6,376,211				5,454,279
Off-Book Receivables	18,474	47,367				108,476
Retained Interests	2,769	9,271				17,289
Wholesale receivables
Receivables
Gross receivables	511,233	88,763				87,600
Restricted Receivables	3,807,735	3,176,410				2,884,516
Finance lease receivables
Receivables
Gross receivables	57,524	62,615				53,391
Restricted Receivables	10,019	20,914				47,000
Restricted receivables
Receivables
Gross receivables	11,077,753	9,573,535				8,566,514
Commercial revolving account receivables
Receivables
Gross receivables	287,055	226,039				82,098
Restricted Receivables						$ 180,719